5. Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue from related parties	$ 3,000		$ 22,200	$ 6,571
Compensation for services				102,162
Vitashower Corp [Member]
Revenue from related parties	3,000	$ 7,375	22,200	6,571
Account receivable, Related Parties	2,000		39,625	564
CEO and Majority Shareholder[Member]
Proceeds from related parties			50,000
Repayment of loan from related party			50,000
President and CEO [Member]
Compensation for services	$ 30,000	$ 30,000	120,000	120,000
Spouse of CEO [Member]
Salary paid to related party			36,000	$ 36,000
Mr. Wang and his wife [Member]
Accrued salaries			$ 4,921